Other liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Other Liabilities [Abstract]
Schedule Of Other Liabilities
Other liabilities consist of the following:

	As of March 31,
	2023		2022
Current
Accrued expenses	Rs.	21,844	Rs.	20,055
Employee benefits payable		7,474		5,662
Statutory dues payable		4,571		3,675
Deferred revenue (1)		812		1,235
Advance from customers		1,169		1,341
Others		3,602		2,024
	Rs.	39,472	Rs.	33,992
Non-current
Deferred revenue (1)	Rs.	1,555	Rs.	1,597
Others		1,293		825
	Rs.	2,848	Rs.	2,422

(1)	Refer to Note 22 (“Revenue from contracts with customers and trade receivables”) for details of deferred revenue.